Summary of Business and Basis of Preparation	6 Months Ended
Jun. 30, 2019
Summary Of Business And Basis Of Preparation
Summary of Business and Basis of Preparation

2	Summary of business and basis of preparation

Summary of business

Aeterna Zentaris Inc. (“Aeterna Zentaris” or the “Company”) is a specialty biopharmaceutical company which is commercializing novel pharmaceutical therapies. On December 20, 2017, the United States Food and Drug Administration (“FDA”) granted marketing approval for Macrilen™ (macimorelin) to be used in the diagnosis of patients with adult growth hormone deficiency (“AGHD”). On January 16, 2018, the Company, through Aeterna Zentaris GmbH (“AEZS Germany”), entered into a license and assignment agreement with Strongbridge Ireland Limited (“Strongbridge”) to carry out development, manufacturing, registration, regulatory and supply chain services for the commercialization of Macrilen™ (macimorelin) in the United States and Canada (the “License and Assignment Agreement”). Effective December 19, 2018, Strongbridge sold the United States and Canadian rights to Macrilen™ (macimorelin) under the License and Assignment Agreement to Novo Nordisk A/S (“Novo”).

Basis of presentation

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of interim financial statements, including IAS 34, Interim Financial Reporting. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements as at and for the year ended December 31, 2018.

The accounting policies in these condensed interim consolidated financial statements are consistent with those presented in the Company’s annual consolidated financial statements, except for the adoption, of IFRS 16, Leases, effective January 1, 2019. See note 4 for the impact of the adoption of IFRS 16.

These unaudited condensed interim consolidated financial statements were approved by the Company’s Board of Directors on August 12, 2019

These unaudited condensed interim consolidated financial statements were prepared on a going concern basis.